Note 33 - Employee Benefits - Sensitivity Analysis on Funded Status (Detail) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Germany [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		€ (525)	€ (575)
Expected increase in plan assets	[1]	465	355
Expected net impact on funded status (de-) increase		(60)	(220)
Germany [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		500	545
Expected (decrease) in plan assets	[1]	(465)	(355)
Expected net impact on funded status (de-) increase		35	190
Germany [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(525)	(575)
Expected increase in plan assets	[1]	305	320
Expected net impact on funded status (de-) increase		(220)	(255)
Germany [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		500	545
Expected (decrease) in plan assets	[1]	(305)	(320)
Expected net impact on funded status (de-) increase		195	225
Germany [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2],[3]	165	300
Expected (decrease) in plan assets	[1],[2]	(260)	(275)
Expected net impact on funded status (de-) increase	[2]	(95)	25
Germany [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2],[3]	(280)	(310)
Expected increase in plan assets	[1],[2]	260	275
Expected net impact on funded status (de-) increase	[2]	(20)	(35)
Germany [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		25	30
Germany [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(25)	(30)
Germany [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
Expected increase in plan assets		0	0
Expected net impact on funded status (de-) increase		(205)	(225)
(Increase) in DBO, net impact on funded status	[4],[5]	(205)	(225)
UK [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(210)	(230)
Expected increase in plan assets	[1]	225	150
Expected net impact on funded status (de-) increase		15	(80)
UK [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		195	215
Expected (decrease) in plan assets	[1]	(205)	(150)
Expected net impact on funded status (de-) increase		(10)	65
UK [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(210)	(230)
Expected increase in plan assets	[1]	220	65
Expected net impact on funded status (de-) increase		10	(165)
UK [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		195	215
Expected (decrease) in plan assets	[1]	(200)	(65)
Expected net impact on funded status (de-) increase		(5)	150
UK [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2],[3]	150	150
Expected (decrease) in plan assets	[1],[2]	(150)	(95)
Expected net impact on funded status (de-) increase	[2]	0	55
UK [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2],[3]	(160)	(160)
Expected increase in plan assets	[1],[2]	160	95
Expected net impact on funded status (de-) increase	[2]	0	(65)
UK [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		5	5
UK [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(5)	(5)
UK [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
Expected increase in plan assets		55	40
Expected net impact on funded status (de-) increase		(5)	(20)
(Increase) in DBO, net impact on funded status	[4],[5]	(60)	(60)
US [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(25)	(25)
Expected increase in plan assets	[1]	20	20
Expected net impact on funded status (de-) increase		(5)	(5)
US [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		25	25
Expected (decrease) in plan assets	[1]	(20)	(20)
Expected net impact on funded status (de-) increase		5	5
US [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(55)	(50)
Expected increase in plan assets	[1]	35	15
Expected net impact on funded status (de-) increase		(20)	(35)
US [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		50	50
Expected (decrease) in plan assets	[1]	(35)	(15)
Expected net impact on funded status (de-) increase		15	35
US [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2],[3]	5	10
Expected (decrease) in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase	[2]	5	10
US [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2],[3]	(5)	(5)
Expected increase in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase	[2]	(5)	(5)
US [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		0	0
US [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		0	0
US [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
Expected increase in plan assets		0	0
Expected net impact on funded status (de-) increase		(20)	(20)
(Increase) in DBO, net impact on funded status	[4],[5]	(20)	(20)
Other [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(45)	(40)
Expected increase in plan assets	[1]	15	15
Expected net impact on funded status (de-) increase		(30)	(25)
Other [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		40	40
Expected (decrease) in plan assets	[1]	(15)	(15)
Expected net impact on funded status (de-) increase		25	25
Other [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(50)	(45)
Expected increase in plan assets	[1]	10	10
Expected net impact on funded status (de-) increase		(40)	(35)
Other [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		45	45
Expected (decrease) in plan assets	[1]	(10)	(10)
Expected net impact on funded status (de-) increase		35	35
Other [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2],[3]	10	10
Expected (decrease) in plan assets	[1],[2]	(5)	(5)
Expected net impact on funded status (de-) increase	[2]	5	5
Other [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2],[3]	(10)	(10)
Expected increase in plan assets	[1],[2]	5	5
Expected net impact on funded status (de-) increase	[2]	(5)	(5)
Other [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		10	10
Other [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(10)	(10)
Other [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
Expected increase in plan assets		0	0
Expected net impact on funded status (de-) increase		(10)	(10)
(Increase) in DBO, net impact on funded status	[4],[5]	€ (10)	€ (10)

[1]	Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation
[2]	Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption
[3]	Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption
[4]	Estimated to be equivalent to an increase of around 1 year in overall life expectancy
[5]	Estimated to be equivalent to an increase of around 1 year in overall life expectancy